RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Mar. 31, 2026
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

30.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	Dividend payables HK$’000	Lease liabilities HK$’000	Amount due to a director HK$’000	Loan from a former related company HK$’000	Total HK$’000

At April 1, 2023	6,096	1,827	2,671	350	10,944
Financing cash flows	-	(1,052)	497	(200)	(755)
Finance costs	348	68	-	-	416

At March 31, 2024	6,444	843	3,168	150	10,605
Financing cash flows	(6,444)	(861)	239	-	(7,066)
Finance costs	-	18	-	-	18

At March 31, 2025	-	-	3,407	150	3,557
Financing cash flows	-	-	(440)	-	(440)
Disposal of a subsidiary	-	-	237	(150)	87

At March 31, 2026	-	-	3,204	-	3,204